Accounts Receivables - Allowance for Expected Credit Losses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivables [Line Items]
Balance at the beginning of the year	₽ (83)	₽ (94)
Allowance for expected credit losses	(20)	(17)
Amounts written off during the year as uncollectable	57	28
Balance at the end of the year	₽ (46)	₽ (83)